Stock-Based Compensation (Details) $ in Thousands			3 Months Ended	6 Months Ended		12 Months Ended
	Sep. 25, 2025 shares	Sep. 29, 2021 shares	Mar. 31, 2024 shares	Jun. 30, 2026 USD ($) shares	Jun. 30, 2025 USD ($)	Dec. 31, 2025 Tranche shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares
Stock-Based Compensation [Abstract]
Stock-based compensation expense (in Dollars) | $				$ 10,998	$ 4,244
Equity Incentive Plan [Member]
Stock-Based Compensation [Abstract]
Share-based compensation plan term				10 years
Equity Incentive Plan [Member] | Common Class A [Member] | Non-Executive Director [Member]
Stock-Based Compensation [Abstract]
Shares approved under equity incentive plan (in Shares)		105,000
Maximum number of shares granted (in Shares)		25,000
Equity Incentive Plan [Member] | Common Class A [Member] | Senior Management [Member]
Stock-Based Compensation [Abstract]
Shares approved under equity incentive plan (in Shares)		1,500,000
2019 Plan [Member] | Common Class A [Member]
Stock-Based Compensation [Abstract]
Additional shares authorized under the plan (in Shares)		1,600,000
Shares approved under equity incentive plan (in Shares)		3,412,500
2021 Equity Incentive Awards [Member] | Common Class A [Member]
Stock-Based Compensation [Abstract]
Share-based awards vested (in Shares)						261,461	535,912	399,727	218,366	55,175
Stock options vested (in Shares)						1,470,641
Number of shares vested, but unissued (in Shares)						0	204,797
2021 Equity Incentive Awards [Member] | Common Class A [Member] | Non-Executive Director [Member]
Stock-Based Compensation [Abstract]
Shares approved under equity incentive plan (in Shares)			6,465
Shares granted (in Shares)							8,311
Share-based awards vested (in Shares)							4,884
2021 Equity Incentive Awards [Member] | Common Class A [Member] | Directors [Member]
Stock-Based Compensation [Abstract]
Shares approved under equity incentive plan (in Shares)		15,000
Shares granted (in Shares)									13,780
2021 Equity Incentive Awards [Member] | Common Class A [Member] | CEO [Member]
Stock-Based Compensation [Abstract]
Shares approved under equity incentive plan (in Shares)			51,750
2021 Equity Incentive Awards [Member] | Common Class A [Member] | CEO [Member]
Stock-Based Compensation [Abstract]
Forfeited shares (in Shares)			155,250
2025 Equity Incentive Awards [Member]
Stock-Based Compensation [Abstract]
Number of tranches (in Tranche) | Tranche						3
Payout percentage						0.00%
Moonshot return on equity threshold percentage						30.00%
2025 Equity Incentive Awards [Member] | Minimum [Member]
Stock-Based Compensation [Abstract]
Return on equity threshold percentage						13.00%
Payout percentage						50.00%
2025 Equity Incentive Awards [Member] | Maximum [Member]
Stock-Based Compensation [Abstract]
Return on equity threshold percentage						15.00%
Payout percentage						100.00%
2025 Equity Incentive Awards [Member] | Common Class A [Member]
Stock-Based Compensation [Abstract]
Shares approved under equity incentive plan (in Shares)						54,750
Share-based awards vested (in Shares)				121,806		60,903
2025 Equity Incentive Awards [Member] | Common Class A [Member] | Non-Executive Director [Member]
Stock-Based Compensation [Abstract]
Shares approved under equity incentive plan (in Shares)						22,500
2025 Equity Incentive Awards [Member] | Common Class A [Member] | Senior Management [Member]
Stock-Based Compensation [Abstract]
Shares approved under equity incentive plan (in Shares)						2,195,250
2025 Equity Incentive Awards [Member] | Common Class A [Member] | Directors [Member]
Stock-Based Compensation [Abstract]
Share-based compensation plan term						3 years 3 months
Shares granted (in Shares)	2,430,000
2025 Equity Incentive Awards [Member] | Service Tranche [Member] | Common Class A [Member]
Stock-Based Compensation [Abstract]
Shares approved under equity incentive plan (in Shares)						18,250
2025 Equity Incentive Awards [Member] | Service Tranche [Member] | Common Class A [Member] | Non-Executive Director [Member]
Stock-Based Compensation [Abstract]
Shares approved under equity incentive plan (in Shares)						7,500
2025 Equity Incentive Awards [Member] | Service Tranche [Member] | Common Class A [Member] | Senior Management [Member]
Stock-Based Compensation [Abstract]
Shares approved under equity incentive plan (in Shares)						731,750
2025 Equity Incentive Awards [Member] | Performance Tranche [Member] | Common Class A [Member]
Stock-Based Compensation [Abstract]
Shares approved under equity incentive plan (in Shares)						18,250
2025 Equity Incentive Awards [Member] | Performance Tranche [Member] | Common Class A [Member] | Non-Executive Director [Member]
Stock-Based Compensation [Abstract]
Shares approved under equity incentive plan (in Shares)						7,500
2025 Equity Incentive Awards [Member] | Performance Tranche [Member] | Common Class A [Member] | Senior Management [Member]
Stock-Based Compensation [Abstract]
Shares approved under equity incentive plan (in Shares)						731,750
2025 Equity Incentive Awards [Member] | Moonshot Tranche [Member] | Common Class A [Member]
Stock-Based Compensation [Abstract]
Shares approved under equity incentive plan (in Shares)						18,250
2025 Equity Incentive Awards [Member] | Moonshot Tranche [Member] | Common Class A [Member] | Non-Executive Director [Member]
Stock-Based Compensation [Abstract]
Shares approved under equity incentive plan (in Shares)						7,500
2025 Equity Incentive Awards [Member] | Moonshot Tranche [Member] | Common Class A [Member] | Senior Management [Member]
Stock-Based Compensation [Abstract]
Shares approved under equity incentive plan (in Shares)						731,750